Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned Tables
Schedule of Other Real Estate Owned

Activity within other real estate owned was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$1,934	$1,953	$2,201
Transfers from loans	1,718	2,972	1,358
Reclassification to buildings	(20)	—	—
Proceeds from sales	(1,259)	(3,015)	(1,174)
Gains/(losses) on sales	51	279	96
Write-downs	(405)	(255)	(528)
Balance, end of year	$2,019	$1,934	$1,953